Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Unaudited Quarterly Financial Data
Total revenues	$ 509,855	$ 504,556	$ 487,439	$ 464,999	$ 454,241	$ 457,777	$ 457,098	$ 459,083	$ 1,966,849	$ 1,828,199	$ 1,858,118
Total revenues subsequently reclassified to discontinued operations	(7,269)	(7,216)	(7,102)	(7,083)	(7,033)	(7,050)	(7,127)	(7,094)
Operating income	90,996	118,721	112,938	110,008	124,683	120,470	118,354	124,057	432,663	487,564	413,849
Operating Income Loss Adjusted to Discontinued Operations	(2,329)	(2,326)	(2,309)	(2,374)	(2,271)	(2,233)	(2,307)	(2,226)
(Loss) from continuing operations	(34,515)	12,624	2,263	(9,407)	(19,212)	2,066	5,503	5,684	(29,035)	(5,959)	(49,581)
Income from continuing operations subsequently reclassified to discontinued operations	(2,294)	(2,306)	(2,451)	(2,140)	(2,216)	(2,190)	(2,310)	(2,174)
Discontinued operations, net	232,727	17,202	7,826	67,263	66,523	141,299	100,429	79,737	325,018	387,988	485,994
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,294	2,306	2,451	2,140	2,216	2,190	2,310	2,174
Net income	198,212	29,826	10,089	57,856	47,311	143,365	105,932	85,421	295,983	382,029	436,413
Net income available to Common Shares	185,870	25,166	6,343	51,863	41,672	132,362	96,585	77,175	269,242	347,794	393,115
Earnings per share - basic:
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	282,717	273,658	280,645	275,519	273,658	272,901	272,324	282,888	273,609	270,012
Earnings per share - diluted:
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	285,916	300,379	282,217	280,645	275,519	273,658	289,338	288,853	282,888	273,609	270,012
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data
Total revenues	517,124	511,772	494,541	472,082	461,274	464,827	464,225	466,177
Operating income	93,325	121,047	115,247	112,382	126,954	122,703	120,661	126,283
(Loss) from continuing operations	(32,221)	14,930	4,714	(7,267)	(16,996)	4,256	7,813	7,858
Discontinued operations, net	$ 230,433	$ 14,896	$ 5,375	$ 65,123	$ 64,307	$ 139,109	$ 98,119	$ 77,563